Income Tax (Details) € in Thousands, $ in Thousands		5 Months Ended		12 Months Ended
	Oct. 31, 2023	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Income Tax [Line Items]
Corporate tax rate				23.00%
State income taxes				21.00%
Statutory income tax rate				23.00%	23.00%
Income and capital gains tax				25.00%
Operating loss carry forwards (in Dollars)				$ 116,515
Subsidiaries tax loss carryforwards (in Dollars)				$ 55,753
Tax benefits				50.00%
Income tax expense attributable to income (in Dollars)				$ 62	$ 183
Changes in valuation allowance (in Dollars)				$ 14,405	$ 9,577
Value added tax due		$ 3,690	€ 3,570
Paid in monthly installments	3 years
Germany [Member]
Income Tax [Line Items]
Statutory income tax rate				28.00%
China [Member]
Income Tax [Line Items]
Statutory income tax rate				25.00%